Shareholders' Equity (Details) (USD $) In Millions, except Share data	0 Months Ended	3 Months Ended	12 Months Ended
	Nov. 03, 2010	Sep. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Common Shares, authorized			755,000,000	755,000,000
Common Shares, par value
Preferred Shares, authorized			500,000	500,000
Preferred Shares, par value
Treasury stock value acquired cost method 3 year aggregate			$ 500.0
New share repurchase program authorization amount	750.0		750.0
Aggregate common shares repurchased through share repurchase programs		7,500,000		7,400,000	0
Treasury shares acquired		250.0	249.9	249.9
Value of unsettled shares in period				$ 19.8
Average price paid per common share for all common shares repurchased			$ 33.22	$ 33.85
Share repurchase program expiration date	Nov. 30, 2013
Common Class A [Member]
Voting rights per share			one vote
Common Shares, authorized			750,000,000	750,000,000
Common Shares, par value
Common Class B [Member]
Voting rights per share			one-fifth of one vote
Common Shares, authorized			5,000,000	5,000,000
Common Shares, par value